RELATED PARTIES - Sales and Trade Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Sales	$ 7,765	$ 8,825	$ 9,744
Calvert | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	3,231	3,405	3,521
Trade receivables	26	17
Gonvarri Steel Industries | Associate
Disclosure of transactions between related parties [line items]
Sales	2,091	2,474	2,526
Trade receivables	60	98
Aperam | Other
Disclosure of transactions between related parties [line items]
Sales	382	445	536
Trade receivables	31	44
Borçelik | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	287	371	427
Trade receivables	11	33
Bamesa | Associate
Disclosure of transactions between related parties [line items]
Sales	269	345	311
Trade receivables	20	33
Tuper | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	231	238	336
Trade receivables	53	39
ArcelorMittal CLN Distribuzione Italia | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	198	214	333
Trade receivables	2	1
Tameh | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	168	214	292
Trade receivables	24	16
Coils Lamiere Nastri (C.L.N.) | Associate
Disclosure of transactions between related parties [line items]
Sales	144	185	195
Trade receivables	11	21
WDI | Associate
Disclosure of transactions between related parties [line items]
Sales	128	183	195
Trade receivables	9	1
AMNS India | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	47	101	69
Trade receivables	3	1
ArcelorMittal RZK Çelik Servis Merkezi | Joint Venture
Disclosure of transactions between related parties [line items]
Sales	61	88	177
Trade receivables	16	2
Other
Disclosure of transactions between related parties [line items]
Sales	528	562	$ 826
Trade receivables	$ 56	$ 66